Pensions and Other Postretirement Benefits (Curtailment Event) (Details) - CAD ($) $ in Millions		12 Months Ended
	Oct. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Increase (decrease) in discount rate		(0.62%)	2.11%
Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Decrease in projected benefit obligation for curtailment	$ 52
Actuarial gain	1,915	$ (1,035)	$ 3,548
Actuarial gain for increase in discount rate	$ 1,808
Increase (decrease) in discount rate	0.84%
Discount rate	3.39%	4.64%	5.26%	3.15%	2.55%
Actuarial gain (loss) for increase in plan assets	$ 107
Actual return on plan assets	982	$ 1,892	$ (2,888)
Expected return on plan assets	875	$ 1,186	$ 1,132	$ 1,076
Increase in net periodic benefit cost	25
Decrease in service cost	9
Increase in other cost	$ 16